Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Overlay A Portfolio

December 31, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 46.0%
Information Technology – 11.6%
Communications Equipment – 0.1%
Ciena Corp.(a)	5,720	$291,606
Lumentum Holdings, Inc.(a)	5,560	290,065

		581,671

Electronic Equipment, Instruments & Components – 0.5%
Avnet, Inc.	10,320	429,105
Belden, Inc.	4,763	342,460
CDW Corp./DE	24,238	4,328,422
Littelfuse, Inc.	1,620	356,724
Novanta, Inc.(a)	3,390	460,599

		5,917,310

IT Services – 1.9%
DigitalOcean Holdings, Inc.(a)	6,543	166,650
Flywire Corp.(a)	15,301	374,416
Genpact Ltd.	8,626	399,556
PayPal Holdings, Inc.(a)	53,189	3,788,121
Shift4 Payments, Inc. - Class A(a)	8,258	461,870
Visa, Inc. - Class A	96,678	20,085,821

		25,276,434

Semiconductors & Semiconductor Equipment – 1.8%
KLA Corp.	10,540	3,973,896
Kulicke & Soffa Industries, Inc.	7,416	328,232
Lattice Semiconductor Corp.(a)	7,705	499,900
MACOM Technology Solutions Holdings, Inc.(a)	7,068	445,143
Monolithic Power Systems, Inc.	670	236,919
NVIDIA Corp.	45,835	6,698,327
NXP Semiconductors NV	34,907	5,516,353
ON Semiconductor Corp.(a)	6,786	423,243
QUALCOMM, Inc.	40,901	4,496,656
Synaptics, Inc.(a)	4,320	411,091
Universal Display Corp.	3,400	367,336

		23,397,096

Software – 5.4%
ACI Worldwide, Inc.(a)	19,710	453,330
Adobe, Inc.(a)	16,480	5,546,015
Autodesk, Inc.(a)	18,438	3,445,509
CommVault Systems, Inc.(a)	7,710	484,496
Five9, Inc.(a)	5,900	400,374
Freshworks, Inc. - Class A(a)	19,231	282,888
HubSpot, Inc.(a)	960	277,565
Manhattan Associates, Inc.(a)	3,921	476,009
Microsoft Corp.(b)	152,892	36,666,560
Monday.com Ltd.(a)	2,149	262,178
NortonLifeLock, Inc.	337,972	7,242,740
Oracle Corp.	141,634	11,577,163
PTC, Inc.(a)	4,420	530,577
ServiceNow, Inc.(a)	7,220	2,803,309
Smartsheet, Inc. - Class A(a)	9,925	390,648

		70,839,361

Company	Shares	U.S. $ Value

Technology Hardware, Storage & Peripherals – 1.9%
Apple, Inc.(b)	169,475	$22,019,887
Western Digital Corp.(a)	83,028	2,619,533

		24,639,420

		150,651,292

Health Care – 7.6%
Biotechnology – 1.0%
ADC Therapeutics SA(a)	7,503	28,811
Arcus Biosciences, Inc.(a)	4,470	92,440
Arrowhead Pharmaceuticals, Inc.(a)	5,280	214,157
Ascendis Pharma A/S (ADR)(a)	1,252	152,907
Blueprint Medicines Corp.(a)	3,316	145,274
Coherus Biosciences, Inc.(a)	15,145	119,948
Erasca, Inc.(a)	4,617	19,899
Intellia Therapeutics, Inc.(a)	3,760	131,186
IVERIC bio, Inc.(a)	9,650	206,606
Karuna Therapeutics, Inc.(a)	1,210	237,765
Legend Biotech Corp. (ADR)(a)	3,189	159,195
Regeneron Pharmaceuticals, Inc.(a)	3,843	2,772,686
Ultragenyx Pharmaceutical, Inc.(a)	3,803	176,193
Vertex Pharmaceuticals, Inc.(a)	31,161	8,998,674
Vir Biotechnology, Inc.(a)	5,644	142,850

		13,598,591

Health Care Equipment & Supplies – 1.7%
Align Technology, Inc.(a)	6,588	1,389,409
AtriCure, Inc.(a)	9,150	406,077
Edwards Lifesciences Corp.(a)	66,195	4,938,809
Envista Holdings Corp.(a)	17,530	590,235
Insulet Corp.(a)	895	263,479
Integra LifeSciences Holdings Corp.(a)	10,820	606,677
iRhythm Technologies, Inc.(a)	2,870	268,833
Lantheus Holdings, Inc.(a)	7,310	372,518
Medtronic PLC	103,361	8,033,217
Silk Road Medical, Inc.(a)	6,595	348,546
Zimmer Biomet Holdings, Inc.	37,484	4,779,210

		21,997,010

Health Care Providers & Services – 2.4%
Acadia Healthcare Co., Inc.(a)	6,700	551,544
Elevance Health, Inc.	17,096	8,769,735
Guardant Health, Inc.(a)	7,679	208,869
Inari Medical, Inc.(a)	5,268	334,834
Pediatrix Medical Group, Inc.(a)	23,820	353,965

UnitedHealth Group, Inc.	39,723	21,060,340

		31,279,287

Company	Shares	U.S. $ Value

Life Sciences Tools & Services – 0.8%
ICON PLC(a)	1,551	$301,282
Illumina, Inc.(a)	13,135	2,655,897
IQVIA Holdings, Inc.(a)	33,475	6,858,693
Repligen Corp.(a)	3,021	511,485
Syneos Health, Inc.(a)	7,920	290,506

		10,617,863

Pharmaceuticals – 1.7%
Intra-Cellular Therapies, Inc.(a)	4,280	226,498
Johnson & Johnson	32,586	5,756,317
Roche Holding AG (Sponsored ADR)	252,498	9,885,297
Zoetis, Inc.	40,159	5,885,301

		21,753,413

		99,246,164

Financials – 5.8%
Banks – 2.4%
Bank of America Corp.	272,413	9,022,319
Comerica, Inc.	9,240	617,694
First BanCorp./Puerto Rico	39,420	501,422
First Citizens BancShares, Inc./NC - Class A	875	663,565
First Hawaiian, Inc.	22,400	583,296
Pinnacle Financial Partners, Inc.	3,990	292,866
PNC Financial Services Group, Inc. (The)	33,271	5,254,822
Synovus Financial Corp.	13,684	513,834
Texas Capital Bancshares, Inc.(a)	8,585	517,761
Webster Financial Corp.	7,582	358,932
Wells Fargo & Co.	282,991	11,684,698
Wintrust Financial Corp.	6,870	580,653
Zions Bancorp NA	12,421	610,616

		31,202,478

Capital Markets – 2.0%
Ares Management Corp. - Class A	5,423	371,150
Cboe Global Markets, Inc.	3,130	392,721
Charles Schwab Corp. (The)	80,372	6,691,773
Goldman Sachs Group, Inc. (The)	33,093	11,363,474
LPL Financial Holdings, Inc.	25,538	5,520,549
Moelis & Co. - Class A	9,872	378,789
PJT Partners, Inc. - Class A	4,930	363,292
Stifel Financial Corp.	9,115	532,043

		25,613,791

Insurance – 1.4%
American Financial Group, Inc./OH	3,072	421,724
Everest Re Group Ltd.	1,311	434,295
Hanover Insurance Group, Inc. (The)	3,570	482,414
Kemper Corp.	7,730	380,316
Kinsale Capital Group, Inc.	1,824	477,013
Progressive Corp. (The)	67,392	8,741,416
Reinsurance Group of America, Inc.	3,170	450,425
Selective Insurance Group, Inc.	4,914	435,430
Trupanion, Inc.(a)	4,070	193,447
Willis Towers Watson PLC	24,407	5,969,464

		17,985,944

Company	Shares	U.S. $ Value

Thrifts & Mortgage Finance – 0.0%
BankUnited, Inc.	10,410	$353,628

		75,155,841

Consumer Discretionary – 5.0%
Auto Components – 0.2%
Dana, Inc.	18,752	283,718
Goodyear Tire & Rubber Co. (The)(a)	213,629	2,168,334

		2,452,052

Automobiles – 0.2%
Stellantis NV	214,718	3,048,996

Distributors – 0.0%
Pool Corp.	1,340	405,122

Diversified Consumer Services – 0.1%
ADT, Inc.	50,840	461,119

Hotels, Restaurants & Leisure – 0.9%
Booking Holdings, Inc.(a)	2,533	5,104,704
Dine Brands Global, Inc.	6,080	392,768
Hilton Grand Vacations, Inc.(a)	11,921	459,435
Papa John’s International, Inc.	5,140	423,074
Planet Fitness, Inc. - Class A(a)	7,424	585,011
Restaurant Brands International, Inc.	61,820	3,997,900
Vail Resorts, Inc.	2,000	476,700
Wingstop, Inc.	2,120	291,754

		11,731,346

Household Durables – 0.1%
KB Home	11,670	371,690
NVR, Inc.(a)	73	336,718
PulteGroup, Inc.	12,750	580,507
Taylor Morrison Home Corp.(a)	10,623	322,408

		1,611,323

Internet & Direct Marketing Retail – 1.2%
Amazon.com, Inc.(a) (b)	159,801	13,423,284
Etsy, Inc.(a)	21,177	2,536,581

		15,959,865

Multiline Retail – 0.1%
Driven Brands Holdings, Inc.(a)	16,610	453,619

Specialty Retail – 1.6%
AutoZone, Inc.(a)	2,412	5,948,426
Bath & Body Works, Inc.	9,120	384,317
Burlington Stores, Inc.(a)	1,740	352,802
Dynatrace, Inc.(a)	13,240	507,092
Five Below, Inc.(a)	2,848	503,726
Home Depot, Inc. (The)	37,293	11,779,367

Company	Shares	U.S. $ Value

Lithia Motors, Inc.	1,525	$312,229
National Vision Holdings, Inc.(a)	12,256	475,043
Sally Beauty Holdings, Inc.(a)	27,175	340,231
Williams-Sonoma, Inc.	3,245	372,915

		20,976,148

Textiles, Apparel & Luxury Goods – 0.6%
Carter’s, Inc.	4,170	311,124
NIKE, Inc. - Class B	57,599	6,739,659
Ralph Lauren Corp.	5,120	541,030
Tapestry, Inc.	15,460	588,717

		8,180,530

		65,280,120

Industrials – 4.8%
Aerospace & Defense – 1.0%
Axon Enterprise, Inc.(a)	2,872	476,551
Curtiss-Wright Corp.	2,420	404,116
Hexcel Corp.	5,900	347,215
Howmet Aerospace, Inc.	11,260	443,757
Raytheon Technologies Corp.	99,880	10,079,889
Spirit AeroSystems Holdings, Inc. - Class A	18,020	533,392

		12,284,920

Airlines – 0.0%
Alaska Air Group, Inc.(a)	10,300	442,282

Building Products – 0.5%
Armstrong World Industries, Inc.	3,840	263,385
Carlisle Cos., Inc.	2,230	525,499
Masonite International Corp.(a)	5,147	414,900
Otis Worldwide Corp.	72,615	5,686,481

		6,890,265

Commercial Services & Supplies – 0.1%
Tetra Tech, Inc.	3,110	451,541

Construction & Engineering – 0.6%
AECOM	73,728	6,261,719
Arcosa, Inc.	8,870	481,996
Dycom Industries, Inc.(a)	5,115	478,764
Fluor Corp.(a)	11,580	401,363

		7,623,842

Electrical Equipment – 1.0%
AMETEK, Inc.	3,096	432,573
Eaton Corp. PLC	50,150	7,871,042
Regal Rexnord Corp.	34,714	4,164,986
Sensata Technologies Holding PLC	9,160	369,881
Shoals Technologies Group, Inc. - Class A(a)	13,229	326,359

		13,164,841

Machinery – 0.2%
IDEX Corp.	1,820	415,561
Ingersoll Rand, Inc.	8,190	427,927
ITT, Inc.	5,510	446,861

Company	Shares	U.S. $ Value

Middleby Corp. (The)(a)	3,080	$412,412
Oshkosh Corp.	3,940	347,469
Timken Co. (The)	6,260	442,394

		2,492,624

Marine – 0.0%
Star Bulk Carriers Corp.	18,470	355,178

Professional Services – 0.4%
Booz Allen Hamilton Holding Corp.	26,535	2,773,438
FTI Consulting, Inc.(a)	2,660	422,408
Korn Ferry	5,000	253,100
Robert Half International, Inc.	28,949	2,137,305

		5,586,251

Road & Rail – 0.9%
CSX Corp.	265,606	8,228,474
Knight-Swift Transportation Holdings, Inc.	49,983	2,619,609
RXO, Inc.(a)	3,309	56,915
TFI International, Inc.	3,840	384,922
XPO, Inc.(a)	15,170	505,009

		11,794,929

Trading Companies & Distributors – 0.1%
Herc Holdings, Inc.	4,230	556,541
SiteOne Landscape Supply, Inc.(a)	3,450	404,754

		961,295

		62,047,968

Communication Services – 3.9%
Diversified Telecommunication Services – 0.6%
Comcast Corp. - Class A	219,376	7,671,579

Entertainment – 0.4%
Walt Disney Co. (The)(a)	64,044	5,564,143

Interactive Media & Services – 2.3%
Alphabet, Inc. - Class C(a) (b)	259,587	23,033,154
Meta Platforms, Inc. - Class A(a)	52,431	6,309,547

		29,342,701

Media – 0.0%
Criteo SA (Sponsored ADR)(a)	16,026	417,637

Wireless Telecommunication Services – 0.6%
T-Mobile US, Inc.(a)	53,881	7,543,340

		50,539,400

Consumer Staples – 2.5%
Beverages – 0.9%
Coca-Cola Co. (The)	133,493	8,491,489
Constellation Brands, Inc. - Class A	16,605	3,848,209

		12,339,698

Company	Shares	U.S. $ Value

Food & Staples Retailing – 1.2%
Costco Wholesale Corp.	10,214	$4,662,691
Grocery Outlet Holding Corp.(a)	14,840	433,179
Walmart, Inc.	73,477	10,418,304

		15,514,174

Food Products – 0.1%
Hain Celestial Group, Inc. (The)(a)	20,937	338,761
Nomad Foods Ltd.(a)	33,541	578,247

		917,008

Household Products – 0.3%
Procter & Gamble Co. (The)	27,967	4,238,679

		33,009,559

Energy – 1.8%
Energy Equipment & Services – 0.5%
Baker Hughes Co.	163,128	4,817,170
Cactus, Inc. - Class A	7,810	392,531
Helmerich & Payne, Inc.	8,960	444,147
NOV, Inc.	11,330	236,684
Patterson-UTI Energy, Inc.	25,810	434,640

		6,325,172

Oil, Gas & Consumable Fuels – 1.3%
Cameco Corp.	17,650	400,126
Chevron Corp.	29,811	5,350,776
EOG Resources, Inc.	72,646	9,409,110
HF Sinclair Corp.	7,845	407,077
Magnolia Oil & Gas Corp. - Class A	21,080	494,326
Matador Resources Co.	6,720	384,653
Ovintiv, Inc. (New York)	8,510	431,542
Targa Resources Corp.	5,940	436,590

		17,314,200

		23,639,372

Materials – 1.1%
Chemicals – 0.9%
FMC Corp.	3,740	466,752
Huntsman Corp.	18,830	517,448
Innospec, Inc.	2,420	248,921
Linde PLC	19,256	6,280,922

LyondellBasell Industries NV - Class A	60,123	4,992,013

		12,506,056

Containers & Packaging – 0.1%
Berry Global Group, Inc.	12,090	730,599

Metals & Mining – 0.1%
ATI, Inc.(a)	17,330	517,474
Reliance Steel & Aluminum Co.	1,553	314,389

		831,863

		14,068,518

Company	Shares		U.S. $ Value

Utilities – 1.0%
Electric Utilities – 1.0%
American Electric Power Co., Inc.		63,849	$6,062,462
IDACORP, Inc.		6,141	662,307
NextEra Energy, Inc.		77,683	6,494,299

			13,219,068

Gas Utilities – 0.0%
Southwest Gas Holdings, Inc.		4,960	306,925

			13,525,993

Real Estate – 0.9%
Equity Real Estate Investment Trusts (REITs) – 0.9%
American Tower Corp.		25,355	5,371,710
Broadstone Net Lease, Inc. - Class A		20,980	340,086
Camden Property Trust		4,178	467,434
Cousins Properties, Inc.		10,727	271,286
CubeSmart		12,651	509,203
Physicians Realty Trust		31,766	459,654
Prologis, Inc.		38,753	4,368,626
STAG Industrial, Inc.		11,900	384,489

			12,172,488

Capital Goods – 0.0%
Electrical Components & Equipment – 0.0%
Vertiv Holdings Co.		43,040	587,926

Total Common Stocks (cost $420,894,485)			599,924,641

INVESTMENT COMPANIES – 42.9%
Funds and Investment Trusts – 42.9%(c) (d)
AB All Market Real Return Portfolio - Class Z		11,391,980	97,401,427
AB International Small Cap Portfolio - Class Z		7,546,245	76,669,849
Bernstein International Strategic Equities Portfolio - Class Z		30,395,159	319,453,126
Bernstein Small Cap Core Portfolio - Class Z		2,276,941	26,070,970
Sanford C Bernstein Fund, Inc. - Emerging Markets Portfolio - Class Z		1,716,876	40,174,890

Total Investment Companies (cost $552,825,425)			559,770,262

	Notional Amount

OPTIONS PURCHASED - PUTS – 1.8%
Options on Equity Indices – 1.8%
Euro STOXX 50 Index Expiration: Nov 2023; Contracts: 23,300; Exercise Price: EUR 3,000.00; Counterparty: UBS AG(a)	EUR	69,900,000	2,161,200
FTSE 100 Index Expiration: Dec 2023; Contracts: 4,860; Exercise Price: GBP 6,200.00; Counterparty: UBS AG(a)	GBP	30,132,000	835,501

	Notional Amount		U.S. $ Value

Nikkei 225 Index Expiration: Dec 2023; Contracts: 305,000; Exercise Price: JPY 21,750.00; Counterparty: UBS AG(a)	JPY	6,633,750,000	$1,839,237
S&P 500 Index Expiration: Nov 2023; Contracts: 178,200; Exercise Price: USD 3,200.00; Counterparty: UBS AG(a)	USD	570,240,000	19,330,431

Total Options Purchased - Puts (premiums paid $24,527,608)			24,166,369

	Shares

SHORT-TERM INVESTMENTS – 10.1%
Investment Companies – 10.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.12%(c) (d) (e) (cost $131,595,475)		131,595,475	131,595,475

Total Investments – 100.8% (cost $1,129,842,993)(f)			1,315,456,747
Other assets less liabilities – (0.8)%			(10,600,366)

Net Assets – 100.0%			$1,304,856,381

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	575	March 2023	$45,287,995	$(2,517,861)
10 Yr Japan Bond (OSE) Futures	36	March 2023	39,900,640	(791,549)
Euro Buxl 30 Yr Bond Futures	8	March 2023	1,158,141	(223,347)
Euro STOXX 50 Index Futures	126	March 2023	5,105,081	(138,523)
Euro-BOBL Futures	35	March 2023	4,336,659	(147,213)
Euro-Bund Futures	18	March 2023	2,561,307	(158,435)
FTSE 100 Index Futures	240	March 2023	21,662,451	(95,333)
Hang Seng Index Futures	32	January 2023	4,082,276	40,061
Long Gilt Futures	37	March 2023	4,468,642	(216,277)
MSCI Emerging Markets Futures	837	March 2023	40,150,890	(815,180)
Nikkei 225 (OSE) Futures	58	March 2023	11,525,754	(582,821)
OMXS 30 Index Futures	631	January 2023	12,348,064	(327,972)
U.S. T-Note 2 Yr (CBT) Futures	589	March 2023	120,791,016	141,949
U.S. T-Note 10 Yr (CBT) Futures	1,491	March 2023	167,434,641	(913,935)
U.S. Ultra Bond (CBT) Futures	405	March 2023	54,396,563	(1,149,708)
Sold Contracts
10 Yr Canadian Bond Futures	130	March 2023	11,766,248	229,285
E-Mini Russell 2000 Futures	305	March 2023	27,006,225	619,567
MSCI Singapore IX ETS Futures	534	January 2023	11,583,821	108,574
S&P 400 E-Mini Futures	74	March 2023	18,075,240	325,257
S&P 500 E-Mini Futures	564	March 2023	108,880,200	2,372,600
S&P/TSX 60 Index Futures	346	March 2023	59,791,049	1,957,145
SPI 200 Futures	214	March 2023	25,468,697	483,767
TOPIX Index Futures	127	March 2023	18,303,909	35,931

				$(1,764,018)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	GBP	11,288	USD	13,683	01/18/2023	$31,437
Bank of America, NA	GBP	61,264	USD	72,961	01/18/2023	(1,131,486)
Bank of America, NA	USD	16,069	AUD	23,430	01/19/2023	(107,008)
Bank of America, NA	EUR	2,785	USD	2,932	02/27/2023	(59,888)
BNP Paribas SA	USD	18,896	AUD	27,998	01/19/2023	177,801
BNP Paribas SA	USD	20,760	JPY	2,791,172	02/09/2023	605,879
BNP Paribas SA	USD	1,630	CHF	1,521	03/01/2023	25,045
Brown Brothers Harriman & Co.	CAD	2,945	USD	2,165	01/19/2023	(9,476)
Citibank, NA	CAD	39,209	USD	28,944	01/19/2023	(16,138)
Citibank, NA	USD	46,988	AUD	74,056	01/19/2023	3,463,765
Citibank, NA	USD	13,539	CAD	17,994	01/19/2023	(248,097)
Citibank, NA	USD	7,033	NOK	69,529	02/03/2023	72,796
Citibank, NA	USD	1,285	SEK	13,330	02/03/2023	(5,600)
Citibank, NA	USD	31,887	JPY	4,402,415	02/09/2023	1,812,552
Citibank, NA	USD	22,331	EUR	20,805	02/27/2023	21,089
Citibank, NA	USD	1,420	CHF	1,304	03/01/2023	(1,464)
Deutsche Bank AG	USD	58,144	CAD	78,640	01/19/2023	(59,920)
Goldman Sachs Bank USA	NZD	16,323	USD	10,157	02/02/2023	(210,642)
HSBC Bank USA	GBP	5,204	USD	6,253	01/18/2023	(40,387)
HSBC Bank USA	USD	30,675	GBP	24,746	01/18/2023	(747,708)
HSBC Bank USA	AUD	46,827	USD	31,171	01/19/2023	(730,233)
HSBC Bank USA	CAD	12,401	USD	9,092	01/19/2023	(67,755)
HSBC Bank USA	NZD	6,980	USD	4,504	02/02/2023	70,518
HSBC Bank USA	SEK	103,825	USD	9,882	02/03/2023	(84,592)
HSBC Bank USA	JPY	877,243	USD	6,690	02/09/2023	(25,117)
HSBC Bank USA	EUR	24,372	USD	25,726	02/27/2023	(458,551)
HSBC Bank USA	USD	6,758	CHF	6,195	03/01/2023	(17,336)
JPMorgan Chase Bank, NA	USD	4,197	GBP	3,525	01/18/2023	65,878
JPMorgan Chase Bank, NA	CAD	5,480	USD	4,054	01/19/2023	6,801
JPMorgan Chase Bank, NA	NZD	6,874	USD	4,350	02/02/2023	(15,934)
JPMorgan Chase Bank, NA	NOK	69,529	USD	6,941	02/03/2023	(164,609)
Morgan Stanley & Co., Inc.	USD	33,446	CAD	45,416	01/19/2023	98,880
Morgan Stanley & Co., Inc.	USD	17,113	NZD	27,745	02/02/2023	509,011
Morgan Stanley & Co., Inc.	SEK	92,254	USD	8,796	02/03/2023	(59,524)
Morgan Stanley & Co., Inc.	JPY	1,192,304	USD	8,761	02/09/2023	(366,071)
Morgan Stanley & Co., Inc.	EUR	20,972	USD	22,405	02/27/2023	(127,120)
Morgan Stanley & Co., Inc.	CHF	63,969	USD	68,879	03/01/2023	(723,933)
State Street Bank & Trust Co.	NOK	2,625	USD	263	02/03/2023	(5,178)

						$1,477,685

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)

Pay Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	3,090	03/17/2023	$96,095
Swiss Market Index Futures	0.00%	Maturity	CHF	3,410	03/17/2023	$38,555
Swiss Market Index Futures	0.00%	Maturity	CHF	107	03/17/2023	3,314

						$137,964

(a)	Non-income producing security.

(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of December 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $236,621,440 and gross unrealized depreciation of investments was $(51,156,055), resulting in net unrealized appreciation of $185,465,385.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Overlay A Portfolio

December 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$590,039,344	$9,885,297	$—	$599,924,641
Investment Companies	559,770,262	—	—	559,770,262
Options Purchased - Puts	—	24,166,369	—	24,166,369
Short-Term Investments	131,595,475	—	—	131,595,475

Total Investments in Securities	1,281,405,081	34,051,666	—	1,315,456,747
Other Financial Instruments(a):
Assets:
Futures	6,314,136	—	—	6,314,136
Forward Currency Exchange Contracts	—	6,961,452	—	6,961,452
Total Return Swaps	—	137,964	—	137,964
Liabilities:
Futures	(8,078,154)	—	—	(8,078,154)
Forward Currency Exchange Contracts	—	(5,483,767)	—	(5,483,767)

Total	$1,279,641,063	$35,667,315	$—	$1,315,308,378

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2022 is as follows:

							Distributions
Fund	Market Value 09/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 12/31/2022 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$177,759	$235,605	$281,769	$0	$0	$131,595	$733	$0
AB All Market Real Return Portfolio	90,173	7,720	0	0	(491)	97,402	7,720	0
Bernstein Fund, Inc. - International Small Cap Portfolio	66,676	809	0	0	9,185	76,670	809	0
Bernstein Fund, Inc. - International Strategic Equities Portfolio	280,892	0	0	0	38,561	319,453	12,646	0
Bernstein Fund, Inc. - Small Cap Core Portfolio	24,016	0	0	0	2,055	26,071	2,039	0
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	36,869	644	0	0	2,661	40,174	644	0
Total	$676,385	$244,778	$281,769	$0	$51,971	$691,365	$24,591	$0